CONDENSED Consolidated STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Operating expenses:
General and administrative	$ 167,925
Loss from operations	(167,925)
Other income (expense):
Net income before income taxes	351,893
Provision for income taxes	103,784
Net loss	248,109
NATURALSHRIMP INCORPORATED [Member]
Sales	51,725		$ 88,061		$ 33,765
Operating expenses:
General and administrative	540,716	591,468	962,853	1,002,078
Rent	55,633	16,870	82,255	20,955
Salaries and Wages	540,773	1,023,206	984,076	1,655,527
Stock Compensation
Professional services	312,470	378,853	746,440	976,099	50,000	50,000
General and administrative	1,449,592	2,010,397	2,775,624	3,654,659	49,956,514	2,472,238
Research and development	4,000	196,872	176,643	196,872	407,874	79,550
Facility operations	488,427	172,431	1,020,163	411,756	1,922,049	403,029
Depreciation	408,232	257,772	933,461	612,275	881,500
Amortization	367,500	146,500	735,000	146,500
Total operating expenses	2,717,751	2,783,972	5,640,891	5,022,062	54,474,975	3,301,254
Loss from operations	(2,666,026)	(2,783,972)	(5,552,830)	(5,022,062)	(54,441,210)	(3,301,254)
Other income (expense):
Interest expense	(579,291)	(65,663)	(1,081,663)	(147,199)
Interest expense – related parties	(3,522)		(3,522)
Amortization of debt discount	(2,136,389)		(4,176,389)	(236,364)	(2,616,364)	(47,273)
Financing costs				(109,953)
Change in fair value of derivative liability	(18,241,000)		(16,927,000)		(116,000)	(29,000)
Change in fair value of warrant liability	(39,000)		1,876,000		1,987,000
Forgiveness of PPP loan				103,200	103,200
Loss due to fire	(863,117)		(863,117)
Total other income (expense)	(21,862,319)	(65,663)	(21,175,691)	(390,316)	(31,856,538)	(284,929)
Net income before income taxes	(24,528,345)	(2,849,635)	(26,728,521)	(5,412,378)	(86,297,748)	(3,586,183)
Provision for income taxes
Net loss	(24,528,345)	(2,849,635)	(26,728,521)	(5,412,378)	(86,297,748)	(3,586,183)
Amortization of beneficial conversion feature on Preferred shares	(42,500)	(1,341,948)	(184,000)	(817,376)	(3,349,198)	(1,720,833)
Accretion on Preferred shares	(278,500)		(557,000)		(337,834)	(302,500)
Redemption and exchange of Series D Preferred shares				(5,792,947)	(5,792,947)
Dividends	(55,427)	(360,225)	(157,654)	(360,225)	(575,029)	(317,083)
Net loss available for common stockholders	$ (24,904,772)	$ (4,551,808)	$ (27,627,175)	$ (12,382,926)	$ (96,352,755)	$ (5,920,870)
EARNINGS PER SHARE (Basic and diluted)	$ (0.03)	$ (0.00)	$ (0.04)	$ (0.02)	$ (0.16)	$ (0.01)
WEIGHTED AVERAGE SHARES OUTSTANDING (Basic and diluted)	731,616,343	603,775,024	675,370,057	594,359,747	619,123,768	501,477,593